UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08966

Legg Mason Capital Management Growth Trust, Inc.

55 Water Street, New York, NY 10411

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

Item 1	Schedule of Investments

LEGG MASON CAPITAL MANAGEMENT

GROWTH TRUST, INC.

FORM N-Q

JULY 31, 2010

LEGG MASON CAPITAL MANAGEMENT GROWTH TRUST, INC.

Schedule of investments (unaudited)	July 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 6.6%
Hotels, Restaurants & Leisure - 1.9%
McDonald’s Corp.	70,000	$4,881,100

Internet & Catalog Retail - 2.7%
Amazon.com Inc.	60,000	7,073,400	*

Textiles, Apparel & Luxury Goods - 2.0%
NIKE Inc., Class B Shares	70,000	5,154,800

TOTAL CONSUMER DISCRETIONARY		17,109,300

CONSUMER STAPLES - 16.2%
Beverages - 8.2%
Diageo PLC, ADR	129,100	9,021,508
PepsiCo Inc.	190,000	12,332,900

Total Beverages		21,354,408

Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	90,000	5,103,900

Food Products - 2.6%
Kellogg Co.	135,000	6,756,750

Household Products - 3.4%
Procter & Gamble Co.	145,000	8,868,200

TOTAL CONSUMER STAPLES		42,083,258

ENERGY - 4.5%
Energy Equipment & Services - 4.5%
Halliburton Co.	227,500	6,797,700
Transocean Ltd.	106,700	4,930,607	*

TOTAL ENERGY		11,728,307

FINANCIALS - 7.4%
Commercial Banks - 2.4%
Wells Fargo & Co.	225,000	6,239,250

Consumer Finance - 5.0%
American Express Co.	290,000	12,945,600

TOTAL FINANCIALS		19,184,850

HEALTH CARE - 17.1%
Biotechnology - 4.3%
Genzyme Corp.	160,000	11,129,600	*

Health Care Equipment & Supplies - 4.6%
Medtronic Inc.	320,000	11,830,400

Pharmaceuticals - 8.2%
Abbott Laboratories	255,000	12,515,400
Johnson & Johnson	150,000	8,713,500

Total Pharmaceuticals		21,228,900

TOTAL HEALTH CARE		44,188,900

INDUSTRIALS - 9.8%
Aerospace & Defense - 2.0%
Goodrich Corp.	72,500	5,283,075

Air Freight & Logistics - 2.1%
Expeditors International of Washington Inc.	125,000	5,330,000

Construction & Engineering - 1.9%
Quanta Services Inc.	230,000	4,940,400	*

Industrial Conglomerates - 3.8%
3M Co.	60,000	5,132,400
United Technologies Corp.	65,000	4,621,500

Total Industrial Conglomerates		9,753,900

TOTAL INDUSTRIALS		25,307,375

INFORMATION TECHNOLOGY - 32.0%
Communications Equipment - 9.6%
Cisco Systems Inc.	540,000	12,457,800	*
QUALCOMM Inc.	327,500	12,471,200

Total Communications Equipment		24,929,000

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT GROWTH TRUST, INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY			SHARES	VALUE
Computers & Peripherals - 8.0%
Apple Inc.			30,000	$7,717,500	*
EMC Corp.			650,000	12,863,500	*

Total Computers & Peripherals				20,581,000

Internet Software & Services - 3.7%
Google Inc., Class A Shares			9,000	4,363,650	*
Rackspace Hosting Inc.			280,000	5,236,000	*

Total Internet Software & Services				9,599,650

Software - 10.7%
Autodesk Inc.			175,000	5,169,500	*
Microsoft Corp.			480,000	12,388,800
Nuance Communications Inc.			300,000	4,953,000	*
Red Hat Inc.			160,000	5,144,000	*

Total Software				27,655,300

TOTAL INFORMATION TECHNOLOGY				82,764,950

MATERIALS - 5.3%
Chemicals - 5.3%
Monsanto Co.			150,000	8,676,000
Nalco Holding Co.			210,000	5,121,900

TOTAL MATERIALS				13,797,900

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $214,714,612)				256,164,840

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreements - 1.3%
Bank of America repurchase agreement dated 7/30/10; Proceeds at maturity - $1,644,786; (Fully collateralized by U.S. government agency obligations, 0.000% due 8/27/10; Market value - $1,679,764)	0.120%	8/2/10	$1,644,770	1,644,770
Goldman Sachs & Co. repurchase agreement dated 7/30/10; Proceeds at maturity - $1,644,797; (Fully collateralized by U.S. government agency obligations, 1.250% due 5/3/12; Market value - $1,682,611)	0.190%	8/2/10	1,644,771	1,644,771

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,289,541)				3,289,541

TOTAL INVESTMENTS - 100.2% (Cost - $218,004,153#)				259,454,381
Liabilities in Excess of Other Assets - (0.2)%				(415,374)

TOTAL NET ASSETS - 100.0%				$259,039,007

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	—American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Capital Management Growth Trust, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, non-diversified investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid price provided by an independent pricing service that is based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$256,164,840	—	—	$256,164,840

Short-term investments†	—	$3,289,541	—	3,289,541

Total investments	$256,164,840	$3,289,541	—	$259,454,381

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$47,770,260
Gross unrealized depreciation	(6,320,032)

Net unrealized appreciation	$41,450,228

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2010, the Fund did not invest in any derivative instruments.

Item 2	Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3	Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Capital Management Growth Trust, Inc.

By:	/s/ DAVID R. ODENATH
David R. Odenath
President

Date:	September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ DAVID R. ODENATH
David R. Odenath
President

Date:	September 27, 2010

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	September 27, 2010